Note 11 - Finance Cost and Income - Finance Costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest expense	R$ (1,571.6)	R$ (1,547.3)	R$ (1,062.6)
Capitalized borrowings	2.3	3.9	26.0
Net Interest on pension plans	(77.6)	(105.6)	(97.6)
Losses on hedging instruments	(616.7)	(1,575.1)	(1,267.0)
Interest on provision for disputes and litigations	(225.9)	(619.5)	(120.1)
Exchange variation	(339.5)	(310.4)	(721.8)
Tax on financial transactions	(179.7)	(224.6)	(146.4)
Bank guarantee expenses	(89.5)	(87.1)	(80.8)
Other financial results	(193.3)	(132.2)	(92.1)
	(3,291.5)	(4,597.9)	(3,562.4)
Non-recurring finance cost	(976.8)
	R$ (4,268.3)	R$ (4,597.9)	R$ (3,562.4)